Inventories - Summary of Inventories (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of inventories [Line Items]
Inventories	₩ 13,739,362	₩ 14,179,167
Gross amount [member]
Disclosure of inventories [Line Items]
Finished goods	2,754,668	2,741,236
Merchandise	1,247,922	1,166,464
Semi-finished goods	2,764,000	2,659,707
Raw materials	3,333,252	3,764,453
Fuel and materials	1,095,038	1,038,854
Construction inventories	281,618	236,492
Materials-in-transit	2,490,175	2,889,334
Others	169,010	118,391
Inventories	14,135,683	14,614,931
Allowance for inventories valuation [member]
Disclosure of inventories [Line Items]
Finished goods	158,268	187,902
Merchandise	7,255	14,288
Semi-finished goods	90,155	103,751
Raw materials	115,651	113,413
Fuel and materials	6,069	6,060
Construction inventories	7,989	6,420
Others	10,934	3,930
Inventories	(396,321)	(435,764)
Inventories	₩ 396,321	₩ 435,764